Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222711 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000222711 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222711 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222711 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222711 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222711 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222711 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222711 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222711 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222711 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222711 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000222711 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000222711 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222711 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222711 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222710 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000222710 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222710 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222710 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000222710 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222710 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222710 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222710 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222710 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222710 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222710 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000222710 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000222710 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222710 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222710 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%